8. Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued Expenses

NOTE 8 – ACCRUED EXPENSES

Accrued expenses are summarized as follows:

	June 30,	December 31,
	2019	2018
Accrued operating expenses	$777,682	$240,941
Accrued wages and related expenses	599,749	490,961
Accrued interest expense	72,109	10,958
Accrued sales tax payable	419,032	401,282
	$1,868,572	$1,144,142

Accrued sales tax payable is comprised of prior period sales tax payable to various states for 2015 through 2019. The Company has set up payment plans with the various taxing agencies to relieve the obligation. The payment plans require monthly payments in various amounts over a period of 12 months. Additionally, as of June 30, 2019, the Company has a $39,377 receivable from customers for sales tax obligations. The balance of the receivable is booked under trade receivables. As of June 30, 2019, the Company has collected $37,745 from customers for sales tax obligations. The Company is currently considering its options regarding the remaining balances owed, including retaining a collection agency to collect outstanding balances.

NOTE 8 – ACCRUED EXPENSES

Accrued expenses are summarized as follows:

	December 31,	December 31,
	2018	2017
Accrued operating expenses	240,941	153,946
Accrued stock compensation expense	–	100,000
Accrued wages and related expenses	490,961	377,305
Accrued Interest	10,958	–
Accrued sales tax payable	401,282	624,864
	$1,144,142	$1,256,115

Accrued sales tax payable is comprised of prior period sales tax payable to various states for the years ended December 2015, 2016, and 2017. The Company has set up payment plans with the various taxing agencies to relieve the obligation. The payment plans require monthly payments in various amounts for a period of 12 months or less ending August 2019. Additionally, as of December 31, 2018, the Company has a $39,377 receivable from customers for sales tax obligations. The balance of the receivable is booked under trade receivables. As of December 31, 2018, the Company has collected $37,745 from customers for sales tax obligations. The Company believes it is more likely than not that the majority of the balance can be relieved by the customers providing the Company with evidence that the sales tax due was paid directly to the state. This will also reduce the amount of the liability the Company owes to the taxing agencies.